Fees Summary	May 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 165,060,000.00
Total Fee Amount	22,794.79
Total Offset Amount	0.00
Net Fee	$ 22,794.79
Offering Table N/A
Offset Table N/A	N/A